Additional Information of Cash Flow Statements (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Operating Assets and Liabilities

(a) Changes in operating assets and liabilities for the years ended December 31, 2016, 2017 and 2018 were as follows:

	IFRS
	2016	2017	2018
	(in millions of Won)
Trade accounts and notes receivable	￦273,419	63,075	17,806
Other receivables	191,591	113,740	(20,786)
Inventories	(889,998)	(1,435,170)	(1,451,009)
Other current assets	(287,377)	110,688	1,118
Other non-current assets	33,584	12,455	5,974
Trade accounts and notes payable	769,337	(607,999)	379,742
Other payables	(179,174)	(26,922)	(111,893)
Other current liabilities	2,490	338,273	(199,981)
Provisions	(124,884)	(145,763)	(116,790)
Payments of severance benefits	(278,278)	(185,220)	(189,165)
Plan assets	(138,854)	3,815	(245,214)
Other non-current liabilities	223,574	(82,605)	(175,528)

	￦(404,570)	(1,841,633)	(2,105,726)

Changes in Liabilities Arising from Financial Activities

(b) Changes in liabilities arising from financial activities for the year ended December 31, 2017 and 2018 were as follows:

1) December 31, 2017

	Liabilities				Derivatives that hedge borrowings
	Short-term borrowings	Long-term borrowings	Dividend payable	Finance lease liabilities
	(in millions of Won)
Beginning	￦7,979,727	14,725,271	7,770	114,409	(52,373)
Changes from financing cash flows	558,083	(1,410,033)	(931,232)	(10,536)	—
Changes arising from obtaining or losing control of subsidiaries or other business	(12,469)	3,299	—	—	—
The effect of changes in foreign exchange rates	(350,523)	(435,170)	—	(10,855)	—
Changes in fair values	—	—	—	—	171,693
Other changes:
Decrease in retained earnings	—	—	863,579	—	—
Decrease in non-controlling interest	—	—	67,096	—	—
Amortization of discount on debentures issued	—	5,472	—	—	—

Ending	￦8,174,818	12,888,839	7,213	93,018	119,320

2) December 31, 2018

	Liabilities				Derivatives that hedge borrowings
	Short-term borrowings	Long-term borrowings	Dividend payable	Finance lease liabilities
	(in millions of Won)
Beginning	￦8,174,818	12,888,839	7,213	93,018	119,320
Changes from financing cash flows	(854,554)	(373,862)	(770,099)	(14,955)	(17,237)
Changes arising from obtaining or losing control of subsidiaries or other business	(342)	—	—	—	—
The effect of changes in foreign exchange rates	167,858	200,308	(5,573)	(7,766)	—
Changes in fair values	—	—	—	—	(58,666)
Other changes:					—
Decrease in retained earnings	—	—	704,444	—	—
Decrease in non-controlling interest	—	—	72,688	—	—
Amortization of discount on debentures issued	—	6,205	—	—	—
Increase in finance lease assets	—	—	—	24,457	—

Ending	￦7,487,780	12,721,490	8,673	94,754	43,417